Current and deferred income taxes (Detail Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory income tax rate	13.50%	13.50%	13.50%